Trade and other receivables (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Trade and other receivables	$ 376,796,973	$ 277,248,558
Chilean Peso
Statement [Line Items]
Trade and other receivables	237,454,591	183,196,543
Argentinean Pesos
Statement [Line Items]
Trade and other receivables	68,951,336	39,900,845
US Dollar
Statement [Line Items]
Trade and other receivables	38,729,972	29,115,797
Euro
Statement [Line Items]
Trade and other receivables	10,590,738	8,750,745
Unidades de Fomento
Statement [Line Items]
Trade and other receivables	4,026,471	1,193,711
Uruguayan Peso
Statement [Line Items]
Trade and other receivables	5,243,169	4,374,350
Paraguayan Guaraní
Statement [Line Items]
Trade and other receivables	8,056,575	6,739,979
Bolivian
Statement [Line Items]
Trade and other receivables	1,527,637	1,464,727
Others Currencies
Statement [Line Items]
Trade and other receivables	$ 2,216,484	$ 2,511,861